Segment Reporting	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Segment Reporting
3	SEGMENT REPORTING
The Group had three operating segments, including the central laboratory business, the in-hospital
business and pharma research and development services for the six-months
ended June 30, 2022 and 2021. The operating segments also represented the reporting segments. The Group’s CODM assesses the performance of the operating segments based on the measures of revenues, cost of revenue and gross profit by the central laboratory business, the in-hospital
business and pharma research and development services. Other than the information provided below, the CODM does not use any other measures by segments.
Summarized information by segments for the six months ended June 30, 2022 and 2021 is as follows:

	For the six months ended June 30,2021				For the six months ended June 30,2022
	Central laboratory business	In-hospital business	Pharma research and development services	Total	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Revenues:
Revenues from services	154,560	8	9,846	164,414	152,808	2,345	30,428	185,581	27,707
Revenues from sales of products	—	69,488	—	69,488	—	80,789	—	80,789	12,061

Total revenues	154,560	69,496	9,846	233,902	152,808	83,134	30,428	266,370	39,768

Cost of revenues	(40,667)	(20,000)	(6,064)	(66,731)	(44,659)	(29,726)	(21,803)	(96,188)	(14,361)

Gross profit	113,893	49,496	3,782	167,171	108,149	53,408	8,625	170,182	25,407